Current and long-term debt - Convertible senior notes due 2022 (Details)																			1 Months Ended						12 Months Ended
	Dec. 05, 2018	Sep. 20, 2018	Jun. 06, 2018	Mar. 12, 2018	Dec. 13, 2017	Sep. 25, 2017	May 11, 2017	Feb. 23, 2017	Nov. 25, 2016	Sep. 15, 2016	May 11, 2016	Mar. 10, 2016	Nov. 24, 2015	Aug. 14, 2015	May 21, 2015	Mar. 13, 2015	Nov. 25, 2014	Aug. 22, 2014	May 31, 2018 USD ($) $ / shares	Mar. 31, 2018 business_day	May 31, 2016	Mar. 31, 2016	Jul. 31, 2015	Jun. 30, 2014 USD ($) business_day $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings																									$ 2,910,315,000	$ 2,767,193,000
Interest expense on borrowings																									145,871,000	86,703,000	$ 63,858,000
Non-cash accretion																									$ 13,225,000	12,211,000	$ 11,562,000
Convertible Notes due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued																			$ 188,500,000					$ 360,000,000.0				$ 15,000,000
Convertible conversion rate	0.01005396	0.01000515	0.00995277	0.00992056	0.00987742	0.00984450	0.00981588	0.00979316	0.00977039	0.00949345	0.00925323	0.00905311	0.00886790	0.00874349	0.00863738	0.00852216	0.00840184	0.00828556			0.8475	0.83105	1.08810	0.0082008	0.0100540
Initial conversion price (in USD per share) | $ / shares																								$ 121.94
Borrowings																			180,400,000					$ 298,700,000	$ 142,200,000	328,700,000		14,500,000
Carrying amount of equity component																								$ 61,300,000
Interest expense on borrowings																									5,300,000	8,300,000
Non-cash accretion																									8,300,000	$ 12,200,000
Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued																			$ 188,500,000									15,000,000
Convertible conversion rate	0.02534	0.02521	0.02508																0.025
Initial conversion price (in USD per share) | $ / shares																			$ 40.00
Borrowings																			$ 154,300,000						171,500,000			12,200,000
Carrying amount of equity component																			$ 34,200,000									$ 2,800,000
Interest expense on borrowings																									3,800,000
Non-cash accretion																									$ 4,900,000
Borrowings, Redemption, Period One [Member] | Convertible Notes due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days																								15 days
Threshold consecutive trading days																								25 days
Common stock closing price as percentage of conversion price minimum																								130.00%
Repurchased face amount percentage																								100.00%
Borrowings, Redemption, Period One [Member] | Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days																				15 days
Threshold consecutive trading days																				25 days
Common stock closing price as percentage of conversion price minimum																				130.00%
Repurchased face amount percentage																				100.00%
Borrowings, Redemption, Period Two [Member] | Convertible Notes due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days																								5 days
Common stock closing price as percentage of conversion price minimum																								98.00%
Threshold trading days | business_day																								5
Repurchased face amount percentage																								100.00%
Borrowings, Redemption, Period Two [Member] | Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days																				5 days
Common stock closing price as percentage of conversion price minimum																				98.00%
Threshold trading days | business_day																				5